S-K 1602(c) Dilution	Oct. 02, 2025 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0.03
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.42
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.58
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 218,811
Net Tangible Book Value Adjusted	$ 290,283,001
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	38,300,000
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 0
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0.03
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.17
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.17)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 216,811
Net Tangible Book Value Adjusted	$ (9,716,999)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	8,300,000
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 300,000,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	301,158,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	301,158,000
Offering Costs Accrued for or Paid in Advance Excluded From Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	215,612
Offering Costs Accrued for or Paid in Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	215,612
Deferred Underwriting Commission [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	10,500,000
Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(10,500,000)
Over Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	373,800
Over Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 373,800
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	1,125,000
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	1,125,000
Ordinary Shares Offered and Sale of Private Placement Shares and Sale of Private Placement Shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	30,800,000
Ordinary Shares Offered and Sale of Private Placement Shares and Sale of Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	30,800,000
Ordinary Shares Redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	0
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	30,000,000